Preferred Shares (Details) - Schedule of preferred shares issued and outstanding - shares	6 Months Ended
	Jun. 30, 2021	Jan. 01, 2018
Preferred Units [Line Items]
Number of Shares	432,481	432,481
Series C1 Preferred [Member]
Preferred Units [Line Items]
Number of Shares	166,950
Shareholders	Ashmore Global Special Situations Fund 4 Limited Partnership and Ashmore Global Special Situations Fund 5 Limited Partnership (“Ashmore”) and International Finance Corporation (“IFC”)
Series C2 Preferred [Member]
Preferred Units [Line Items]
Number of Shares	126,345
Shareholders	Ashmore Cayman SPC Limited (“Ashmore Cayman”) and IFC
Series D1 Preferred [Member]
Preferred Units [Line Items]
Number of Shares	139,186
Shareholders	Evergreen Ever Limited (“EEL”)